Short-term Investments	12 Months Ended
Dec. 31, 2018
Short-term Investments
Short-term Investments

5.Short-term Investments

As of December 31, 2017 and 2018, the Group’s short-term investments mainly consisted of financial products issued by commercial banks in China with a variable interest rate indexed to the performance of underlying assets and a maturity date within one year when purchased. As of December 31, 2018, the effective yields of short-term investments ranged from 1.90% to 5.50% per annum (2017: 2.00% to 5.30% per annum).

The following is a summary of short-term investments (in thousands):

	December 31, 2017
		Unrealized	Estimated
	Cost	Gains/(Losses)	Fair Value
	RMB	RMB	RMB
Short-term investments	9,597,381	145,282	9,742,663
	9,597,381	145,282	9,742,663

	December 31, 2018
		Unrealized	Estimated
	Cost	Gains/(Losses)	Fair Value
	RMB	RMB	RMB
Short-term investments	11,528,300	146,475	11,674,775
	11,528,300	146,475	11,674,775

During the years ended December 31, 2016, 2017 and 2018, the Group recorded investment income related to short-term investments of RMB303.4 million, RMB389.5 million and RMB463.6 million in the consolidated statements of operations and comprehensive income, respectively.